United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4743

(Investment Company Act File Number)

Federated Equity Income Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/17

Date of Reporting Period: Quarter ended 02/28/17

Item 1.	Schedule of Investments

Federated Equity Income Fund, Inc.
Portfolio of Investments
February 28, 2017 (unaudited)
Shares or Contracts		Value
	COMMON STOCKS—96.4%
	Consumer Discretionary—5.9%
380,320	American Eagle Outfitters, Inc.	$6,028,072
88,870	CBS Corp., Class B	5,858,310
183,851	Goodyear Tire & Rubber Co.	6,443,978
44,257	Home Depot, Inc.	6,413,282
202,345	Honda Motor Co., Ltd., ADR	6,266,625
49,342	McDonald's Corp.	6,298,506
385,688	Regal Entertainment Group	8,323,147
154,000	TJX Cos., Inc.	12,081,300
74,209	Time Warner, Inc.	7,288,066
213,581	Twenty-First Century Fox, Inc.	6,390,343
	TOTAL	71,391,629
	Consumer Staples—7.4%
92,670	British American Tobacco PLC, ADR	5,916,053
79,633	CVS Health Corp.	6,416,827
86,376	Colgate-Palmolive Co.	6,303,721
425,159	ConAgra Brands, Inc.	17,520,802
72,979	Ingredion, Inc.	8,822,431
71,441	Kraft Heinz Co./The	6,537,566
133,443	Smucker (J.M.) Co.	18,912,876
42,921	Spectrum Brands Holdings, Inc.	5,825,238
173,160	Wal-Mart Stores, Inc.	12,282,239
	TOTAL	88,537,753
	Energy—10.2%
80,942	Anadarko Petroleum Corp.	5,232,900
241,262	BP PLC, ADR	8,183,607
326,299	Baker Hughes, Inc.	19,669,304
116,079	ConocoPhillips	5,521,878
56,452	EOG Resources, Inc.	5,475,279
181,537	Eni SpA, ADR	5,616,755
621,112	Ensco PLC	6,049,631
137,841	Exxon Mobil Corp.	11,209,230
682,911	Frank's International N.V.	8,331,514
131,419	Helmerich & Payne, Inc.	8,985,117
534,617	Nabors Industries Ltd.	7,826,793
205,863	Oceaneering International, Inc.	5,830,040
246,146	PBF Energy, Inc.	6,028,116
72,005	Tesoro Petroleum Corp.	6,134,106
112,149	Total S.A., ADR	5,604,085
92,769	Valero Energy Corp.	6,303,654
	TOTAL	122,002,009

Shares or Contracts		Value
	COMMON STOCKS—continued
	Financials—25.3%
126,043	Aflac, Inc.	$9,119,211
253,784	Allstate Corp.	20,850,893
72,936	American Express Co.	5,839,256
308,063	BB&T Corp.	14,854,798
992,211	Bank of America Corp.	24,487,767
124,307	Bank of New York Mellon Corp.	5,859,832
43,185	Chubb Ltd.	5,966,871
350,824	Citigroup, Inc.	20,982,783
63,867	Cullen Frost Bankers, Inc.	5,905,782
249,226	Discover Financial Services	17,729,938
240,957	East West Bancorp, Inc.	13,040,593
59,621	Goldman Sachs Group, Inc.	14,789,585
133,950	Hartford Financial Services Group, Inc.	6,548,816
264,376	JPMorgan Chase & Co.	23,957,753
192,196	Lazard Ltd., Class A	8,275,960
34,725	M & T Bank Corp.	5,798,033
109,404	MetLife, Inc.	5,737,146
514,002	Morgan Stanley	23,474,471
487,108	Old Republic International Corp.	10,088,007
164,218	PNC Financial Services Group	20,893,456
74,126	Raymond James Financial, Inc.	5,823,339
279,268	Sun Life Financial Services of Canada	10,165,355
76,451	The Travelers Cos., Inc.	9,345,370
136,635	U.S. Bancorp	7,514,925
100,369	Wells Fargo & Co.	5,809,358
	TOTAL	302,859,298
	Health Care—11.2%
149,212	Abbott Laboratories	6,726,477
144,793	AbbVie, Inc.	8,953,999
49,931	Aetna, Inc.	6,429,116
38,563	Allergan PLC	9,440,994
68,731	Amgen, Inc.	12,133,083
72,382	Anthem, Inc.	11,930,001
252,133	Baxter International, Inc.	12,838,612
31,766	Becton Dickinson & Co.	5,814,766
113,136	Bristol-Myers Squibb Co.	6,415,943
78,766	Gilead Sciences, Inc.	5,551,428
62,255	Johnson & Johnson	7,608,184
347,128	Merck & Co., Inc.	22,865,321
64,930	Quest Diagnostics, Inc.	6,326,779
71,135	UnitedHealth Group, Inc.	11,764,306
	TOTAL	134,799,009

Shares or Contracts		Value
	COMMON STOCKS—continued
	Industrials—10.3%
35,088	Boeing Co.	$6,323,910
27,090	Deere & Co.	2,966,084
119,185	Delta Air Lines, Inc.	5,950,907
143,869	Eaton Corp. PLC	10,355,691
37,489	General Dynamics Corp.	7,115,787
70,889	Huntington Ingalls Industries, Inc.	15,489,247
145,724	Ingersoll-Rand PLC, Class A	11,564,657
35,587	L3 Technologies, Inc.	5,990,004
95,028	Manpower, Inc.	9,221,517
280,616	Masco Corp.	9,479,208
72,990	Norfolk Southern Corp.	8,833,980
34,891	Northrop Grumman Corp.	8,621,217
76,660	Parker-Hannifin Corp.	11,870,034
128,040	Waste Management, Inc.	9,387,893
	TOTAL	123,170,136
	Information Technology—11.8%
102,429	Apple, Inc.	14,031,749
390,812	Applied Materials, Inc.	14,155,211
280,927	Cisco Systems, Inc.	9,602,085
372,386	Corning, Inc.	10,281,577
82,166	Harris Corp.	9,030,043
384,193	Hewlett Packard Enterprise Co.	8,767,284
930,700	Hewlett-Packard Co.	16,166,259
65,286	KLA-Tencor Corp.	5,883,574
93,912	Lam Research Corp.	11,132,329
163,354	Qualcomm, Inc.	9,226,234
190,100	Seagate Technology, Inc.	9,160,919
313,568	Texas Instruments, Inc.	24,025,580
	TOTAL	141,462,844
	Materials—3.2%
160,197	CRH PLC, ADR	5,409,853
110,982	Cabot Corp.	6,434,736
130,963	Domtar, Corp.	4,988,381
210,966	Dow Chemical Co.	13,134,743
203,094	Rio Tinto PLC, ADR	8,432,463
	TOTAL	38,400,176
	Real Estate—3.1%
42,929	Coresite Realty Corp.	3,866,615
62,465	DCT Industrial Trust, Inc.	2,988,326
62,340	Digital Realty Trust, Inc.	6,732,720
242,930	Duke Realty Corp.	6,228,725
229,245	General Growth Properties, Inc.	5,699,031
179,012	Retail Properties of America, Inc.	2,758,575
74,326	Sun Communities, Inc.	6,156,422
38,257	Welltower, Inc.	2,692,528
	TOTAL	37,122,942

Shares or Contracts		Value
	COMMON STOCKS—continued
	Telecommunication Services—3.9%
558,310	AT&T, Inc.	$23,331,775
340,914	CenturyLink, Inc.	8,270,574
295,683	Verizon Communications, Inc.	14,674,747
	TOTAL	46,277,096
	Utilities—4.1%
104,070	American Electric Power Co., Inc.	6,969,568
51,021	DTE Energy Co.	5,172,509
67,970	Dominion Resources, Inc.	5,277,191
77,528	Duke Energy Corp.	6,399,936
94,584	Exelon Corp.	3,472,179
45,052	NextEra Energy, Inc.	5,901,812
94,270	PPL Corp.	3,476,678
86,865	Public Service Enterprises Group, Inc.	3,994,053
38,628	Sempra Energy	4,260,282
85,847	Southern Co.	4,362,744
	TOTAL	49,286,952
	TOTAL COMMON STOCKS (IDENTIFIED COST $987,595,683)	1,155,309,844
	PURCHASED CALL OPTION—0.0%
2,500	Macy's, Inc., Strike Price $37.50; Expiration Date: 1/19/2018 (IDENTIFIED COST $534,375)	525,000
	PURCHASED PUT OPTIONS—0.1%
32,000	Financial Select Sector SPDR, Strike Price $23.00; Expiration Date: 4/21/2017	656,000
4,000	SPDR S&P 500 ETF Trust, Strike Price $220.00; Expiration Date: 3/17/2017	80,000
1,700	SPDR S&P 500 ETF Trust, Strike Price $225.00; Expiration Date: 3/17/2017	61,200
1,400	SPDR S&P 500 ETF Trust, Strike Price $230.00; Expiration Date: 6/16/2017	689,500
650	SPDR S&P 500 ETF Trust, Strike Price $232.00; Expiration Date: 6/16/2017	358,475
	TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $3,349,330)	1,845,175
	INVESTMENT COMPANIES—3.5%[1]
3,942,442	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.87%[2]	3,943,625
5,825,890	High Yield Bond Portfolio	37,518,731
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $39,673,338)	41,462,356
	TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $1,031,152,726)[3]	1,199,142,375
	OTHER ASSETS AND LIABILITIES - NET—0.0%[4]	(263,251)
	TOTAL NET ASSETS—100%	$1,198,879,124
At February 28, 2017, the Fund had the following outstanding written option contracts:
Security	Expiration Date	Exercise Price	Contracts	Value
[5]Financial Select Sector SPDR (Put Option)	April 2017	$21.00	32,000	$(160,000)
5SPDR S&P 500 ETF Trust (Put Option)	March 2017	$205.00	1,700	$(11,050)
5SPDR S&P 500 ETF Trust (Put Option)	March 2017	$210.00	2,800	$(26,600)
5SPDR S&P 500 ETF Trust (Put Option)	June 2017	$220.00	1,400	$(397,600)
(PREMIUMS RECEIVED $1,088,659)				$(595,250)
The average market value of written options held by the Fund throughout the period was $(364,326). This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $616,294 and $131,250, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.

The value of the Written Option Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holdings.
Transactions involving the affiliated holdings during the period ended February 28, 2017, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2016	—	11,830,737	11,830,737
Purchases/Additions	99,252,078	93,599	99,345,677
Sales/Reductions	(95,309,636)	(6,098,446)	(101,408,082)
Balance of Shares Held 2/28/2017	3,942,442	5,825,890	9,768,332
Value	$3,943,625	$37,518,731	$41,462,356
Dividend Income	$43,482	$596,514	$639,996
2	7-day net yield.
3	At February 28, 2017, the cost of investments for federal tax purposes was $1,031,152,726. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from written option contracts was $167,989,649. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $181,952,931 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,963,282.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (“the Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated investment companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2017, all investments of the Fund excluding High Yield Bond Portfolio utilized Level 1 inputs in valuing the Fund's assets carried at fair value. As permitted by U.S. generally accepted accounting principles (GAAP), the Investment Company valued at $37,518,731 is measured at fair value using the NAV per share practical expedient. The price of shares redeemed in High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Income Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 24, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2017